TEMPORARY EQUITY AND SHAREHOLDERS' DEFICIT - Common stock reserved, as converted (Details) (Imported) - shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Total	238,744	217,713
Warrant
Class of Stock [Line Items]
Total	2,459	7,701
Future issuance of warrants
Class of Stock [Line Items]
Total	750
Redeemable convertible preferred stock outstanding
Class of Stock [Line Items]
Total	194,384	167,841
Stock option
Class of Stock [Line Items]
Total	22,633	26,330
RSU
Class of Stock [Line Items]
Total	14,070	564
Vesting of restricted shares
Class of Stock [Line Items]
Total	2,156	1,666
Early exercised stock options (unvested)
Class of Stock [Line Items]
Total	116	693
Shares available for future equity grants under 2014 Stock Plan
Class of Stock [Line Items]
Total	2,176	12,918